Short-term debt	12 Months Ended
Dec. 31, 2021
Short-term debt.
Short-term debt

13.    Short-term debt

At December 31, 2021 and December 31, 2020, short-term debt consisted of the following:

Short-term debt

in € THOUS

	2021	2020
Commercial paper program	715,153	19,995
Borrowings under lines of credit	463,091	42,442
Other	109	513
Short-term debt from unrelated parties	1,178,353	62,950
Short-term debt from related parties (see note 5 c)	77,500	16,320
Short-term debt	1,255,853	79,270

Commercial paper program

The Company maintains a commercial paper program under which short-term notes can be issued. On October 15, 2021, the Company amended its commercial paper program and increased the available borrowing capacity from €1,000,000 to €1,500,000. At December 31, 2021 and 2020, the outstanding commercial paper amounted to €715,000 and €20,000, respectively.

Borrowings under lines of credit and further availabilities

Borrowings under lines of credit in the amount of €463,091 and €42,442 at December 31, 2021 and 2020, respectively, represented amounts borrowed by the Company and its subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2021 and 2020 were 0.22% and 4.05%, respectively.

Excluding amounts available under the Amended 2012 Credit Agreement and the Syndicated Credit Facility (see note 14 below), at December 31, 2021 and 2020, the Company had €477,483 and €855,724 available under other commercial bank agreements, excluding agreements on a subsidiary level, which are readily available for liability management purposes. In some instances, lines of credit are secured by assets of the Company’s subsidiary that is party to the agreement or may require the Company’s, or its subsidiaries’, guarantee.

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2021 and 2020, cash and borrowings under lines of credit in the amount of €116,538 and €998,044, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of December 31, 2021 was €1,598,193 (December 31, 2020: €2,079,583) and short-term debt from unrelated parties was €1,294,891 (December 31, 2020: €1,060,994).

Other

At December 31, 2021 and 2020, the Company had €109 and €513 of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

The Company and FMCH are parties to an unsecured loan agreement, as borrowers, with Fresenius SE, as lender, under which the Company and FMCH may request and receive one or more short-term advances up to an aggregate amount of €600,000 until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 5 c).